Significant accounting policies	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Significant accounting policies
3.	Significant accounting policies
These condensed interim consolidated financial statements should be read in conjunction with the Bank’s audited consolidated financial statements for the year ended October 31, 2020.
Except for the changes described below, the significant accounting policies used in the preparation of the condensed interim consolidated financial statements are consistent with those used in the Bank’s audited consolidated financial statements for the year ended October 31, 2020 as described in Note 3 of the Bank’s 2020 annual consolidated financial statements.
Amendments to IFRS 3: Definition of a Business
On October 22, 2018, the IASB issued a narrow-scope amendment to IFRS 3 Business
 Combinations.
  The amendment clarifies determination of whether an acquisition is of a business or a group of assets. Distinguishing between a business and a group of assets is important because an acquirer recognizes goodwill only when acquiring a business. A business at a minimum, is required to include an input and a substantive process that together significantly contribute to the ability to create outputs. The Bank may elect to apply an “optional concentration test” on a transaction-by-transaction basis that permits a simplified assessment of whether an acquired set of activities and assets is not a business. This test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identified asset (or a group of similar assets). If the test is not met, or if the Bank elects not to apply the test, it must evaluate whether it meets the definition of a business. The amendments will apply prospectively to new transactions occurring after November 1, 2020.
Interest Rate Benchmark Reform
On August 27, 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (the amendments). The amendments introduce a practical expedient to account for a change in the basis for determining the contractual cash flows of financial instruments that are impacted by interest rate benchmark reform (IBOR reform). Under the practical expedient, the Bank does not derecognize or adjust the carrying amount of financial instruments for modifications required by IBOR reform but instead updates the effective interest rate to reflect the change in the interest rate benchmark. The practical expedient is applied when the modification is required as a direct consequence of IBOR reform, and the new basis for determining the contractual cash flows is economically equivalent to the previous basis. If changes are made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by the interest rate benchmark reform, then the Bank first updates the effective interest of the financial asset or financial liability to reflect the change that is required by IBOR reform. After that, the Bank applies the policies on accounting for modifications set out in Note 3 of the Bank’s consolidated financial statements in the 2020 Annual Report to the remaining modifications.
In conjunction, the amendments also provide relief from specific hedge accounting requirements, such that when the basis for determining the contractual cash flows of existing hedge relationship changes as a result of IBOR reform, the Bank may amend the hedge documentation without discontinuing the hedging relationship.
 For cash flow hedges where the interest benchmark changes as a result of IBOR reform, the Bank deems that the corresponding hedge reserve in OCI is based on the alternative benchmark rate to determine whether the hedged future cash flows are expected to occur. For changes that are in addition to those required by IBOR reform, the Bank first determines whether the additional changes result in discontinuation of hedge relationships before applying the relief. In addition, when determining the hedged risk, the Bank may designate an alternative benchmark rate risk component that is not currently separately identifiable, as long as it is reasonable to expect that the alternative benchmark rate will become separately identifiable within a 24-month period. For aspects of hedge accounting not covered by the amendments and hedges that are not directly impacted by the IBOR reform, the accounting policies as described in Note 3 of the Bank’s consolidated financial statements in the 2020 Annual Report continue to apply.
Under the amendments, additional disclosures are required in the financial statements to outline the effect of the reform on the financial instruments and risk management strategy. The Bank early adopted the amendments effective November 1, 2020, as permitted by the standard. The amendments apply retrospectively, but the Bank is not required to restate comparative information. There was no impact on opening shareholders’ equity.
Overview
Major interest rate benchmark review and reform has been undertaken globally, with a view to either reforming or phasing out certain interbank offered rates (IBORs), including the Canadian Dollar Offered Rate (CDOR). As alternatives to IBORs, regulators have recommended markets begin adopting alternative risk-free rates (RFRs). The Bank has significant exposures to the London Interbank Offered Rate (LIBOR), particularly USD and GBP LIBOR, which are slated to be discontinued from December 31, 2021.
Depending on the outcome of recent public consultations, it is possible that the most widely used USD LIBOR tenors will continue to be published until June 30, 2023, while all other LIBOR currencies and tenors will cease to be published from December 31, 2021.
IBOR reform and the associated move from IBORs to RFRs carries systemic and market risks
. These risks, such as increased volatility, lack of liquidity and uneven fallback practices, may impact market participants. In addition to these inherent risks, the Bank is exposed to operational risk arising from the renegotiation of contracts, technology readiness to issue and trade products referencing RFRs, and conduct with clients and counterparties.
The Bank has established an enterprise-wide program (the Transition Program) to support the Bank’s transition away from LIBOR and other IBORs to RFRs. The focus of the Transition Program is to address risks by identifying the exposures to various IBORs, evaluating the contract language in the event IBORs cease to be published or available, developing the capabilities to issue and trade products referencing RFRs and communicating with clients and counterparties regarding industry developments pertaining to IBOR reform. The Transition Program provides quarterly updates to the

Bank’s
 Regulatory Oversight Committee, and annually, to the Risk Committee of the

Board of Directors, regarding the status of transition plans for migrating the Bank’s IBOR-linked products and upgrading systems and processes.
The Transition Program monitors and integrates recommendations from industry groups and regulatory bodies, such as the Alternative Reference Rate Committee (ARRC) in the U.S. and the Financial Conduct Authority regarding the timing of key transition activities. For example, the ARRC recommended that derivatives dealers adhere to the ISDA IBOR Fallbacks Protocol (the ISDA Protocol) prior to the effective date on January 25, 2021. The Bank is progressing well in adhering to the ISDA Protocol marking a significant risk-mitigating step for the Bank’s IBOR-based derivatives contracts and exposures.
Non-derivative financial assets and financial liabilities
The following table shows the Bank’s non-derivative financial assets and financial liabilities exposures to significant IBORs subject to reform that have yet to transition to alternative benchmark rates with most maturing after December 31, 2021. These exposures will remain outstanding until the IBOR ceases and will therefore transition in the future
.

	Carrying amount
As at November 1, 2020 ($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)	Total
Non-derivative financial assets (2)	$51,140	$1,468	$2,876	$55,484
Non-derivative financial liabilities (3)(4)	3,378	949	1,914	6,241
(1)	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors will cease to be published after May 17, 2021.
(2)	Non derivative financial assets include carrying amounts of debt securities and loans (debt securities and loans measured at amortized cost are gross of allowance for credit losses).
(3)	Non-derivative financial liabilities include carrying amounts of deposits, subordinated debentures and other liabilities.
(4)
Non-derivative
financial liabilities exclude additional Tier 1 capital instruments of $1.56 billion
(
US$1.25 billion
)
that are
currently at a fixed rate and subsequently
reset to three-month USD LIBOR on October 12, 2022.

Derivatives and undrawn commitments
The following table shows the notional balance of the Bank’s derivative exposures and undrawn commitments to significant IBORs subject to reform that have yet to transition to alternative benchmark rates with most maturing after December 31, 2021. These exposures will remain outstanding until the IBOR ceases and will therefore transition in the future
.

	Notional amount
As at November 1, 2020 ($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)	Total
Derivatives
Single currency interest rate swaps	$630,265	$699,339	$216,646	$1,546,250
Cross currency interest rate swaps (2)	322,426	31,052	138,740	492,218
Other (3)	48,297	29,486	34,908	112,691
Undrawn commitments	35,900	1,094	613	37,607
(1)	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors will cease to be published after May 17, 2021.
(2)
For cross currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(3)	Other derivatives include futures, forward rate agreements and options.